Fair Value Measurements - Successor Company Warrants (Details)	3 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2020	Jun. 11, 2021	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2022	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Predecessor	Predecessor	Predecessor	Predecessor	Successor	Successor	Predecessor	Predecessor
Risk-free interest rates
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.76			1.54	1.54
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		31			43	43
Expected lives (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		5.0			4.4	4.4
Value per unit
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		2.80			1.73	1.73